Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense	₨ 50,300	₨ 46,465	₨ 38,858
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of plan assets on account of transfer for employees	(9)	(1)
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of liabilities on restructuring of services	9	0
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 1,316	1,142	1,013
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)	12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 133	127	83
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	225	171	131
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	251	214	₨ 166
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan	₨ 1,205	₨ 1,059